Borrowings	6 Months Ended
Jun. 30, 2020
Disclosure of borrowing costs [Abstract]
Borrowings	Borrowings
AngloGold Ashanti’s borrowings are interest bearing.

	As at	As at	As at
	Jun	Jun	Dec
	2020	2019	2019
US Dollar million	Unaudited	Unaudited	Audited

Change in liabilities arising from financing activities:

Reconciliation of borrowings (excluding lease liabilities (1) )
A reconciliation of the borrowings included in the statement of financial position is set out in the following table:

Opening balance	2,033	2,050	2,050
Proceeds from borrowings	1,526	154	168
Repayment of borrowings	(811)	(82)	(123)
Finance costs paid on borrowings	(69)	(61)	(122)
Interest charged to the income statement	62	62	127
Deferred loan fees	—	(9)	(7)
Reclassification of finance leases to lease liabilities	—	(60)	(60)
Translation	(13)	1	—
Closing balance	2,728	2,055	2,033

Reconciliation of finance costs paid (excluding lease finance costs)
A reconciliation of the finance costs paid included in the statement of cash flows is set out in the following table:

Finance costs paid on borrowings	69	61	122
Capitalised finance cost	(7)	—	(6)
Commitment fees, environmental guarantees fees and other	5	7	12
Total finance costs paid	67	68	128

(1) Changes in lease liabilities arising from financing activities include a decrease in lease liabilities due to translation of amounts in US Dollars of $7m (2019: $2m).